TAXES PAYABLE- Taxes Payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current liabilities:
Current tax liabilities	R$ 1,194,042	R$ 1,575,658	R$ 1,277,051
Noncurrent liabilities:
Non-current tax liabilities	182,179	239,959	R$ 248,582
Deferred tax liabilities	11,325,757	10,913,847
PIS/COFINS
Current liabilities:
Current tax liabilities	840,750	755,102
PASEP and COFINS
Noncurrent liabilities:
Non-current tax liabilities	13,573	42,100
IRRF/ CSRF
Current liabilities:
Current tax liabilities	155,341	316,801
ICMS
Current liabilities:
Current tax liabilities	37,598	252,972
INSS/FGTS
Current liabilities:
Current tax liabilities	55,147	112,937
PAES / REFIS
Current liabilities:
Current tax liabilities	23,340	23,191
Noncurrent liabilities:
Non-current tax liabilities	168,394	190,365
ISS
Current liabilities:
Current tax liabilities	13,658	14,549
Other
Current liabilities:
Current tax liabilities	68,208	100,106
Noncurrent liabilities:
Non-current tax liabilities	R$ 212	R$ 7,494